Operating costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating costs
Staff costs (note 18)	SFr 5,376,859	SFr 7,053,102	SFr 4,737,138
Depreciation (notes 8/9)	305,952	323,144	347,613
External research and development costs	2,748,422	10,029,786	9,014,083
Laboratory consumables	331,279	319,305	295,377
Patent maintenance and registration costs	370,132	318,194	266,043
Professional fees	1,163,839	1,424,333	1,379,734
Short term leases	35,567	47,283	37,512
D&O insurance	628,595	1,591,231	1,591,882
Other operating costs	967,723	858,788	989,840
Total operating costs	SFr 11,928,368	SFr 21,965,166	SFr 18,659,222